Borrowings and financing (Details 5) - Thirty Four Thirty Five And Thirty Six Issue Debentures [Member] R$ in Thousands	3 Months Ended
Sep. 30, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Amount	R$ 4,884,300
Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,068,600
Rate	DI
Maturity	2032
Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 1,000,000
Rate	IPCA + 7.26% p.a.
Maturity	2035
Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Amount	R$ 2,815,700
Rate	IPCA + 9.28% p.a.
Maturity	2030